Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of Classification and Measurement of Financial Instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclassifications or changes in presentation [line items]
Carrying value	R$ 6,994,406	R$ 6,369,928
Cash and bank deposits [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at amortized cost
Carrying value	R$ 205,482	147,926
Financial investments local currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at fair value through other comprehensive income
Carrying value	R$ 3,722,308	4,821,605
Financial investments foreign currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at fair value through profit or loss
Carrying value	R$ 11,161	32,473
Fixed income securities local currency1 [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at fair value through profit or loss
Carrying value	R$ 2,462,018	1,076,849
Fixed income securities local currency2 [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at fair value through other comprehensive income
Carrying value	R$ 2,208	2,720
Fixed income securities local currency3 [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at amortized cost
Carrying value	R$ 73,089	73,471
Fixed income securities foreign currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at fair value through other comprehensive income
Carrying value	R$ 154,811	129,131
Currency interest rate hedging instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Category	Measured at fair value through profit or loss
Carrying value	R$ 363,329	85,753
Previously stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Carrying value		R$ 6,369,928
Previously stated [member] | Cash and bank deposits [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Loans and receivables
Carrying value		R$ 147,926
Previously stated [member] | Financial investments local currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Measured at fair value through profit or loss
Carrying value		R$ 4,821,605
Previously stated [member] | Financial investments foreign currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Measured at fair value through profit or loss
Carrying value		R$ 32,473
Previously stated [member] | Fixed income securities local currency1 [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Available for sale
Carrying value		R$ 68,742
Previously stated [member] | Fixed income securities local currency2 [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Measured at fair value through profit or loss
Carrying value		R$ 1,076,849
Previously stated [member] | Fixed income securities local currency3 [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Held to maturity
Carrying value		R$ 7,449
Previously stated [member] | Fixed income securities foreign currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Available for sale
Carrying value		R$ 129,131
Previously stated [member] | Currency interest rate hedging instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Category		Measured at fair value through profit or loss
Carrying value		R$ 85,753
Application of IFRS9 [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at fair value through profit or loss		1,195,075
Measured at fair value through other comprehensive income		4,953,456
Measured at amortized cost		221,397
Application of IFRS9 [member] | Cash and bank deposits [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at amortized cost		147,926
Application of IFRS9 [member] | Financial investments local currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at fair value through other comprehensive income		4,821,605
Application of IFRS9 [member] | Financial investments foreign currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at fair value through profit or loss		32,473
Application of IFRS9 [member] | Fixed income securities local currency1 [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at fair value through other comprehensive income		2,720
Measured at amortized cost		66,022
Application of IFRS9 [member] | Fixed income securities local currency2 [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at fair value through profit or loss		1,076,849
Application of IFRS9 [member] | Fixed income securities local currency3 [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at amortized cost		7,449
Application of IFRS9 [member] | Fixed income securities foreign currency [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at fair value through other comprehensive income		129,131
Application of IFRS9 [member] | Currency interest rate hedging instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Measured at fair value through profit or loss		R$ 85,753